Income tax (Details 5) $ in Millions	Jun. 30, 2025 ARS ($)
Brazil
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 66,092
Operations Center in Argentina [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	107,420
Argentina 1 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	10,724
Argentina 2 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	4,141
Argentina 3 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	404
Argentina 4 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	20,010
Argentina 5 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 6,049